LEASES (Narrative) (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term	3 years 4 months 13 days	2 years 1 month 13 days
Weighted average discount rate	5.18%	5.34%